Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [abstract]
Summary of Other Liabilities
17 Other liabilities

Other liabilities by type
	2019	2018
Net defined benefit liability	483	421
Other post-employment benefits	84	76
Other staff-related liabilities	526	473
Share-based payment plan liabilities	6	9
Other taxation and social security contributions	442	403
Rents received in advance	9	61
Costs payable	2,111	2,272
Amounts to be settled	4,741	6,098
Lease liabilities	1,507	n/a
Other	2,921	3,697
	12,829	13,510